LOGO

The Gateway Trust
P. O. Box 5211
Cincinnati, OH  45201-5211
(800) 354-6339



Gateway Fund

Semi-Annual Report
1998



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--------------------------------------------------------------------------------
GATEWAY FUND
Highlights at June 30, 1998
--------------------------------------------------------------------------------



                                             AVERAGE ANNUAL TOTAL RETURN
                                 ----------------------------------------------------

                         Past     One     Three     Five      Ten    Since Inception  Dividends    Price
                       Quarter    Year    Years    Years     Years     on 12/7/77     Year to    Per Share
                       -------    ----    -----    -----     -----     ----------     -------    ---------
                                                                                        Date
                                                                                        ----

GATEWAY FUND             3.22%   14.43%   11.75%     10.20%   11.35%      10.55%         $0.06      $20.19


S&P 500                  3.30    30.16    30.24      23.08    18.56

Lehman Gov't./
  Corp. Bond             2.61    11.29     7.86       6.87     9.10

U. S. Inflation (CPI)    0.76     1.65     2.23       2.45     3.28


                                               CUMULATIVE TOTAL RETURN
                                -----------------------------------------------------

                         Past      One    Three     Five        Ten   Since Inception
                       Quarter     Year   Years     Years      Years     on 12/7/77
                       -------     ----   -----     -----      -----     ----------

GATEWAY FUND             3.22%   14.43%   39.55%     62.49%   193.09%     687.30%


S&P 500                  3.30    30.16   120.90     182.41    448.89

Lehman Gov't./
  Corp. Bond             2.61    11.29    25.49      39.43    138.99

U. S. Inflation (CPI)    0.76     1.65     6.85      12.84     38.09




Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

This report must be preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------
GATEWAY FUND
Letter from the Chairman
--------------------------------------------------------------------------------

Dear Shareholder:

The first half of 1998 witnessed excellent conditions for the Gateway Fund. Financial markets responded favorably to low inflation rates, stable interest rates, and robust economic growth. Large capitalization blue chip stocks set successive new highs. Your fund's portfolio benefited from these conditions while its hedging strategy continued to control its risk exposure.

The Fund's hedging strategy provides both current cash flow and risk reduction. Since the bond market shares these characteristics, many investors have utilized the Gateway Fund as an alternative to similarly low-risk bond funds. In the past, such perceptions have been handsomely rewarded.

As the Gateway Fund fulfilled the objectives of its investors, its assets grew dramatically. This growth has served to further reduce the expense ratio from 1.07% as of December 31, 1997, to 1.00% as of June 30, 1998. Your management continues to focus on expense reduction.

The financial environment in the United States remains favorable, but conditions throughout the world are less sanguine. Consequently, your management team will continue to focus on the most efficient use of hedging techniques to maximize your returns while protecting the Fund's underlying assets.

Cordially,

Walter G. Sall
Chairman

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------

The Gateway Fund's total return for the twelve months ended June 30, 1998, was 14.43%. This compares to a total return of 11.29% for the Lehman
Government/Corporate Bond Index and 30.16% for the Standard and Poor's 500 Stock Index over the same period.

As we have described in earlier reports, the Gateway Fund's objective is to produce a risk/reward profile that is dramatically different from all other mutual funds. The Fund's lower risk profile does not provide the opportunity to perform like other stock funds during a strong market environment. However, during moderate or weak periods, the Gateway Fund has continued to produce consistent results. The table below compares the Gateway Fund's performance during the first six months of 1998 to both the S&P 500 and the Russell 2000 Index, an unmanaged index of 2,000 small capitalization stocks. The table highlights the Fund's consistency of results compared against the peaks and valleys of the overall stock market.


-------------------------------------------------------------------------
                       GATEWAY FUND         S&P            RUSSELL
                                            500              2000
-------------------------------------------------------------------------
  January 1998              1.59%           1.11%           (1.55%)
  February 1998             1.46            7.21             7.44
  March 1998                0.98            5.12             4.12
  April 1998                1.02            1.01             0.50
  May 1998                  0.66           (1.72)           (5.39)
  June 1998                 1.51            4.06             0.21
-------------------------------------------------------------------------


Because of its steady track record, the Fund is often compared to bond mutual funds that exhibit similar levels of risk. Historically, the Gateway Fund has outperformed the average bond fund by a substantial amount. Thus far in 1998, this superior performance over the bond market has continued. The following tables show analyses of the Fund's different portfolio components.

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
                                  GATEWAY FUND
                                      1998
------------------------------------- --------------------- ----------------------
                                         FIRST QUARTER         SECOND QUARTER
------------------------------------- --------------------- ----------------------
CONTRIBUTION OF STOCKS
    Performance of Stocks                    15.05%                  4.85%
    Dividends Earned                          0.34                   0.33
INTEREST EARNED                               0.06                   0.06
CONTRIBUTIONS OF OPTIONS
    Effect of Call Options                   (9.20)                  0.06
    Effect of Put Options                    (1.82)                 (1.78)
EFFECT OF FEES
    Fund Expenses                            (0.26)                 (0.24)
    Brokerage Commissions                    (0.08)                 (0.06)
------------------------------------- --------------------- ----------------------
        TOTAL RETURN                          4.09%                  3.22%
------------------------------------- --------------------- ----------------------



   ---------------------------------------------------------------------------------------------------------
                                  GATEWAY FUND
   ---------------------------------------------------------------------------------------------------------
                                1989     1990     1991     1992    1993    1994     1995     1996    1997
   --------------------------- -------- -------- ------- ------- -------- -------- -------- ------- --------
   CONTRIBUTION OF STOCKS
       Performance of Stocks    24.81%   (5.74%) 24.18%   2.87%   8.27%   (0.19%)   33.02%   21.61%  26.54%
       Dividends Earned          4.01     3.63    3.25    2.90    2.51     2.80      2.53     2.17    1.78
   INTEREST EARNED               0.12     0.29    0.33    0.19    0.07     0.03      0.17     0.17    0.23
   CONTRIBUTIONS OF OPTIONS
       Effect of Call Options   (7.68)    8.85   (7.66)   4.24    1.48     4.19    (21.48)   (9.91) (12.09)
       Effect of Put             0.00     4.94   (0.72)  (3.58)  (3.68)    0.00     (1.91)   (2.21)  (2.79)
   Options
   EFFECT OF FEES
       Fund Expenses            (1.50)   (1.33)  (1.22)  (1.11)  (1.11)   (1.21)    (1.19)   (1.14)  (1.07)
       Brokerage Commissions    (0.31)   (0.32)  (0.36)  (0.36)  (0.14)   (0.05)    (0.10)   (0.16)  (0.25)
   --------------------------- -------- -------- ------- ------- -------- -------- -------- ------- --------
         TOTAL RETURN           19.45%   10.32%  17.80%   5.15%   7.40%    5.57%    11.04%   10.53%  12.35%
   --------------------------- -------- -------- ------- ------- -------- -------- -------- ------- --------

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------

STOCKS: The performance of stocks over the past few years, particularly of large multinational corporations, has rewritten the record books. The tables on page 4 show the outstanding contribution stocks have made to the Fund over these past several years. The Fund's portfolio is indexed to the S&P 100 Index, a diversified mix of large blue chip companies.

DIVIDENDS: In earlier reports, we have discussed the decline in dividend yields in today's market. This is not due to corporations cutting their dividend payments: Rather, it is a result of underlying stock prices rising at a quicker pace. This trend has continued during 1998.

INTEREST EARNED: Cash balances remain low in the portfolio since our strategy requires the Fund to remain fully invested. Consequently, a minimal amount of interest is earned.

EFFECT OF CALL OPTIONS: We often describe this component as the "rent" we charge others to use the Fund's assets (i.e., its stock portfolio). In order to determine the amount of cash flow received from rent during the second quarter (or any positive stock period), simply add "Performance of Stocks" to "Effect of Call Options" in the tables shown on page 4. For this past quarter, a total of 4.91% in net cash flow from call options was earned by the Fund.

EFFECT OF PUT OPTIONS: Buying put options on the Fund's portfolio of stocks is analogous to purchasing a homeowner's insurance policy on your house. These options serve as a measure of protection from a significant decline in the stock market in a short period of time. Any time this "insurance" is not necessary, it is a cost equal to the total amount paid in premiums. In the Fund's case, this amounted to 1.78% in the second quarter.

FUND EXPENSES: With assets in the Fund recently increasing, we are pleased to report that the expense ratio continues to decline, as it has over the past few quarters.

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------

BROKERAGE COMMISSIONS: Many mutual fund investors may not realize that brokerage commissions are not included in the total expense ratio. However they are a cost and therefore should be considered in determining the total expense structure of a fund. Since the Gateway Fund is a "buy and hold" investor in its stock portfolio, the Fund's commission costs are quite low in comparison to most equity funds.

As always, the entire staff at Gateway thanks you for your support. We remain committed to providing excellent service to our shareholders.


AB
J. Patrick Rogers, CFA
Portfolio Manager

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio of Investments - June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


       Shares                                Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------

                     CONSUMER DURABLES  3.79%
             60,000  Chrysler Corporation                                                   $    3,382,500
            112,800  Ford Motor Company                                                          6,648,150
             63,000  General Motors Corporation                                                  4,209,188
                                                                                             -------------
                                                                                                14,239,838
                     CONSUMER STAPLES 11.47%
             12,300  Avon Products, Inc.                                                           952,866
             27,500  Colgate-Palmolive Company                                                   2,420,859
             34,000  Heinz (H. J.) Company                                                       1,908,250
            138,700  PepsiCo, Inc.                                                               5,712,706
              9,800  Ralston Purina Company                                                      1,144,763
            229,600  The Coca-Cola Company                                                      19,623,625
            124,700  The Procter & Gamble Company                                               11,355,494
                                                                                             -------------
                                                                                                43,118,563
                                                                                             -------------
                     ENERGY  9.46%
             89,200  Amoco Corporation                                                           3,710,163
             29,800  Atlantic Richfield Co.                                                      2,326,263
             15,800  Baker Hughes Incorporated                                                     546,088
            227,500  Exxon Corporation                                                          16,230,703
             24,500  Halliburton Company                                                         1,091,016
             72,700  Mobil Corporation                                                           5,568,366
             34,200  Occidental Petroleum Corporation                                              921,263
             46,400  Schlumberger Limited                                                        3,168,250
              9,900  The Coastal Corporation                                                       690,834
             39,400  Williams                                                                    1,329,750
                                                                                             -------------
                                                                                                35,582,696
                                                                                             -------------
                     FINANCE  11.33%
             42,900  American Express Company                                                    4,890,600
             23,600  American General Corporation                                                1,679,288
             65,100  American International Group, Inc.                                          9,500,531
             63,500  BankAmerica Corporation                                                     5,488,781
             20,000  CIGNA Corporation                                                           1,370,625
             42,000  Citicorp                                                                    6,268,500
             26,700  First Chicago NBD Corporation                                               2,365,453
             32,200  Merrill Lynch & Co., Inc.                                                   2,970,450
             89,100  NationsBank Corporation                                                     6,816,150
             11,000  The Hartford Financial Services Group, Inc.                                 1,257,781
                                                                                             -------------
                                                                                                42,608,159
                                                                                             -------------



                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio of Investments - June 30, 1998 (unaudited)
--------------------------------------------------------------------------------



       Shares                                Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------
                     HEALTH  10.71%
             26,100  Baxter International Inc.                                              $    1,404,506
             92,600  Bristol-Myers Squibb Company                                               10,649,000
             59,850  Columbia/HCA Healthcare Corporation                                         1,745,002
            125,000  Johnson & Johnson                                                           9,218,750
              6,800  Mallinckrodt Inc.                                                             202,088
            111,200  Merck & Co., Inc.                                                          14,866,050
             47,200  Pharmacia & Upjohn, Inc.                                                    2,177,100
                                                                                             -------------
                                                                                                40,262,496
                                                                                             -------------
                     INDUSTRIAL CYCLICALS  10.88%
             18,247  Allegheny Teledyne Incorporated                                               416,260
             15,700  Aluminum Company of America                                                 1,034,238
             11,900  Bethlehem Steel Corporation *                                                 148,378
              5,200  Boise Cascade Corporation                                                     169,975
              9,200  Brunswick Corporation                                                         227,413
              8,900  Champion International Corporation                                            437,769
            104,900  DuPont (E. I.) de Nemours and Company                                       7,831,441
             30,000  Eastman Kodak Company                                                       2,190,000
              7,600  Fluor Corporation                                                             387,125
             11,800  General Dynamics Corporation                                                  548,700
             96,300  Hewlett-Packard Company                                                     5,765,963
             19,600  Homestake Mining Company                                                      202,738
             10,000  International Flavors & Fragrances Inc.                                       435,000
             28,600  International Paper Company                                                 1,228,906
             37,600  Minnesota Mining and Manufacturing                                          3,090,250
             55,700  Monsanto Company                                                            3,110,497
              4,100  Polaroid Corporation                                                          145,934
             18,300  Rockwell International Corporation                                            879,544
              8,800  The Black & Decker Corporation                                                535,700
             93,952  The Boeing Company                                                          4,186,736
             20,900  The Dow Chemical Company                                                    2,020,769
             21,300  United Technologies Corporation                                             1,970,250
             18,500  Weyerhaeuser Company                                                          853,313
             30,500  Xerox Corporation                                                           3,103,375
                                                                                             -------------
                                                                                                40,920,274
                                                                                             -------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio of Investments - June 30, 1998 (unaudited)
--------------------------------------------------------------------------------



       Shares                                Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------

                     RETAIL  5.07%
             45,400  Kmart Corporation *                                                     $     872,531
             36,400  Sears, Roebuck and Co.                                                      2,222,675
              9,400  Tandy Corporation                                                             498,788
             23,500  The Limited, Inc.                                                             778,438
             21,500  The May Department Stores Company                                           1,408,922
             25,900  Toys "R" Us, Inc. *                                                           610,269
           208,900   Wal-Mart Stores, Inc.                                                      12,690,675
                                                                                              ------------
                                                                                                19,082,298
                                                                                              ------------
                     SERVICES  4.13%
             14,700  Burlington Northern Santa Fe Corporation                                    1,443,356
              7,000  Delta Air Lines, Inc.                                                         903,656
             13,700  FDX Corp. Holding Co. *                                                       859,247
              9,400  Harrah's Entertainment, Inc. *                                                217,963
             63,900  McDonald's Corporation                                                      4,407,103
             35,200  Norfolk Southern Corporation                                                1,048,300
             63,400  The Walt Disney Company                                                     6,662,944
                                                                                              ------------
                                                                                                15,542,569
                                                                                              ------------
                     TECHNOLOGY  25.60%
             20,400  AMP Incorporated                                                              701,250
              6,800  Ceridian Corporation *                                                        399,288
             95,150  Cisco Systems, Inc. *                                                       8,762,720
             14,500  Computer Sciences Corporation                                                 928,453
            303,000  General Electric Company                                                   27,573,111
              7,400  Harris Corporation                                                            329,994
             11,700  Honeywell Inc.                                                                977,681
            157,700  Intel Corporation                                                          11,684,584
             87,700  International Business Machines Corporation                                10,077,278
            229,100  Microsoft Corporation                                                      24,835,872
             15,300  National Semiconductor Corporation *                                          202,247
             48,400  Northern Telecom Limited                                                    2,745,188
             90,525  Oracle Corporation *                                                        2,220,691
             31,500  Raytheon Co. Class B                                                        1,861,453
              4,650  Tektronix, Inc.                                                               164,494
             36,300  Texas Instruments Incorporated                                              2,116,744
             23,400  Unisys Corporation *                                                          658,856
                                                                                              ------------
                                                                                                96,239,904
                                                                                              ------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio of Investments - June 30, 1998 (unaudited)
--------------------------------------------------------------------------------



       Shares                                Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------

                     UTILITIES  7.35%
             17,700  American Electric Power Company, Inc.                                   $     802,584
            102,300  Ameritech Corporation                                                       4,558,744
            151,000  AT&T Corp.                                                                  8,625,875
            144,336  Bell Atlantic Corporation                                                   6,580,820
             22,900  Entergy Corporation                                                           659,091
             67,400  MCI Communications Corporation                                              3,915,519
             64,900  Southern Company                                                            1,792,863
             20,200  Unicom Corporation                                                            708,263
                                                                                             -------------
                                                                                                27,643,759
                                                                                             -------------

                     TOTAL COMMON STOCKS  99.79%                                               375,240,556
                     (cost $277,416,921)                                                     -------------

                     PUT OPTIONS  0.88%
                500  on S&P 100 Stock Index expiring September 18, 1998 at 500                     275,000
              2,585  on S&P 100 Stock Index expiring August 21, 1998 at 490                        565,500
                760  on S&P 500 Stock Index expiring September 18, 1998 at 1025                    798,000
                675  on S&P 500 Stock Index expiring December 18, 1998 at 1025                   1,670,594
                                                                                             -------------
                     (cost $5,915,883)                                                           3,309,094
                                                                                             -------------

                     REPURCHASE AGREEMENT 4.29%
                     5.2% repurchase agreeemnt dated June 30, 1998 with
                     Star Bank, N.A., due July 1, 1998 (repurchase proceeds
                     $16,109,327) collateralized by 6.875% GNMA pool #8359,
                     maturity January 20, 2024 with face value $17,080,000
                     and market value $17,400,250                                               16,107,000
                                                                                             -------------

                     TOTAL INVESTMENTS AND REPURCHASE AGREEMENT  104.96%                       394,656,650
                                                                                             -------------



                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY FUND
Portfolio of Investments - June 30, 1998 (unaudited)
--------------------------------------------------------------------------------



     Contracts                                                                                      Value
-----------------------------------------------------------------------------------------------------------

                     CALL OPTIONS OUTSTANDING ON THE S&P 100 STOCK INDEX **
         (662)       expiring July 17, 1998 at 525                                          $  (2,176,300)
         (571)       expiring July 17, 1998 at 530                                             (1,613,100)
       (1,364)       expiring July 17, 1998 at 535                                             (3,239,325)
         (859)       expiring July 17, 1998 at 540                                             (1,675,100)
         (687)       expiring July 17, 1998 at 545                                             (1,064,900)
         (956)       expiring August 21, 1998 at 520                                           (4,170,600)
         (485)       expiring August 21, 1998 at 525                                           (1,903,600)
         (540)       expiring August 21, 1998 at 530                                           (1,883,300)
         (643)       expiring August 21, 1998 at 540                                           (1,736,100)
                                                                                             ------------
                     TOTAL CALL OPTIONS OUTSTANDING (5.18%)                                   (19,462,325)
                     (premiums received $13,955,973)                                         ------------

                     OTHER ASSETS AND LIABILITIES, NET  0.22%                                     823,303
                                                                                             ------------

                     NET ASSETS  100%                                                        $376,017,628
                                                                                             ============


                     *  Denotes a non-income producing security.
                     ** The aggregate value of investments that covers
                        outstanding call options is $375,240,556.



                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY FUND
Statement of Assets and Liabilities - June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
Common stocks, at value (original cost $277,416,921)                                        $375,240,556
Put options at value (original cost $5,915,883)                                                3,309,094
Repurchase agreement                                                                          16,107,000
Receivable for fund shares sold                                                                1,138,106
Dividend and interest receivable                                                                 379,141
Cash                                                                                                 614
Other assets                                                                                      55,119
                                                                                          --------------
                                                                                             396,229,630
                                                                                          --------------

LIABILITIES:
Call options outstanding at value
   (premiums received $13,955,973)                                                            19,462,325
Payable for fund shares redeemed                                                                 150,850
Dividends payable to shareholders                                                                557,129
Other accrued expenses and liabilities                                                            41,698
                                                                                          --------------
                                                                                              20,212,002
                                                                                          --------------

NET ASSETS                                                                                  $376,017,628
                                                                                          ==============

NET ASSETS CONSIST OF:
Paid-in capital applicable to 18,619,853 shares outstanding
   (unlimited number of shares authorized, no par value)                                    $311,450,080
Accumulated realized loss, net                                                               (25,142,946)
Unrealized appreciation, net                                                                  89,710,494
                                                                                          --------------
                                                                                            $376,017,628
                                                                                          ==============


NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                                                               $20.19
                                                                                                 ======


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY FUND
Statement of Operations - For the Six Months Ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividend income                                                           $  2,091,579
Interest income                                                                368,623
                                                                             2,460,202

EXPENSES:
Investment advisory and management fees                                      1,015,806
Transfer agent, accounting, and administrative fees                            332,948
Reports to shareholders                                                         54,445
Professional fees                                                               32,082
Registration fees                                                               20,720
Custodian fees                                                                  15,297
Trustees' fees                                                                  13,775
Insurance expense                                                               12,590
Other expenses                                                                  35,196
                                                                             1,532,859
NET INVESTMENT INCOME                                                          927,343

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments:
   Securities                                                                  773,753
   Call options expired and closed                                         (18,395,007)
   Put options expired and closed                                           (9,188,143)
                                                                          ------------

Net realized loss on investments                                           (26,809,397)

Increase (decrease) in unrealized appreciation of investments:
     Securities                                                             54,522,547
     Call options                                                           (5,264,372)
     Put options                                                            (1,398,085)
                                                                          ------------

Increase in unrealized appreciation of investments                          47,860,090
                                                                          ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                             21,050,693
                                                                          ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 21,978,036
                                                                          ============


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY FUND
Statements of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------

                                                                   Six Months Ended         Year Ended
                                                                     June 30, 1998       December 31, 1997
                                                                   ----------------      -----------------
FROM OPERATIONS:
Net investment income                                                $     927,343         $   1,998,702
Net realized (loss) gain on investments                                (26,809,397)           49,028,920
Increase (decrease) in unrealized appreciation of investments           47,860,090           (25,233,764)
                                                                     -------------         -------------
Net increase in net assets resulting from operations                    21,978,036            25,793,858
                                                                     -------------         -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                              (1,028,060)           (2,061,865)
From net realized gain on investments                                           --           (20,835,710)
                                                                     -------------         -------------
Decrease in net assets from dividends and distributions                 (1,028,060)          (22,897,575)
                                                                     -------------         -------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                              148,548,999           146,834,992
Net asset value of shares issued in reinvestment of
   dividends and distributions                                             981,772            21,418,015
Payments for shares redeemed                                           (49,921,297)         (110,053,937)
                                                                     -------------         -------------
Net increase in net assets from fund shares transactions                99,609,474            58,199,070
                                                                     -------------         -------------

NET INCREASE IN NET ASSETS                                             120,559,450            61,095,353

NET ASSETS:
Beginning of period                                                    255,458,178           194,362,825
                                                                     -------------         -------------
End of period, including undistributed net investment
   income of $0 and $1,130, respectively                             $ 376,017,628         $ 255,458,178
                                                                     =============         =============

FUND SHARE TRANSACTIONS:
Shares sold                                                              7,617,740             7,585,872
Shares issued in reinvestment of dividends and distributions                49,307             1,135,132
Less shares redeemed                                                    (2,604,233)           (5,688,892)
                                                                     -------------         -------------

NET INCREASE IN SHARES OUTSTANDING                                       5,062,814             3,032,112
                                                                     =============         =============


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY FUND
Financial Highlights - Per share data for a share outstanding throughout each period (unaudited)
--------------------------------------------------------------------------------


                                          Six Months
                                            Ended                                 Year Ended December 31,
                                           June 30,            1997          1996          1995 (1)         1994           1993
                                           --------            ----          ----          --------         ----           ----
                                            1998
                                            ----

Net asset value, beginning of period     $     18.85       $     18.48    $     16.91    $     15.48    $     15.85    $     15.51
                                         -----------       -----------    -----------    -----------    -----------    -----------

Net investment income                           0.06              0.18           0.21           0.24           0.26           0.26
Net gains on securities                         1.34              2.09           1.56           1.46           0.61           0.88
                                         -----------       -----------    -----------    -----------    -----------    -----------

   Total from investment operations             1.40              2.27           1.77           1.70           0.87           1.14
                                         -----------       -----------    -----------    -----------    -----------    -----------

Dividends from net investment income           (0.06)            (0.18)         (0.20)         (0.24)         (0.27)         (0.26)
Distributions from capital gains                  --             (1.72)            --             --          (0.86)         (0.47)
Distributions in excess of realized
   capital gains                                  --                --             --          (0.03)         (0.11)         (0.07)
                                         -----------       -----------    -----------    -----------    -----------    -----------

   Total distributions                         (0.06)            (1.90)         (0.20)         (0.27)         (1.24)         (0.80)
                                         -----------       -----------    -----------    -----------    -----------    -----------

Net asset value, end of period           $     20.19       $     18.85    $     18.48    $     16.91    $     15.48    $     15.85
                                         ===========       ===========    ===========    ===========    ===========    ===========

TOTAL RETURN                                    7.43%(2)         12.35%         10.53%         11.04%          5.57%          7.40%

Net assets, end of period (thousands)    $   376,018       $   255,458    $   194,363    $   176,220    $   164,651    $   207,176


Ratio of expenses to average net assets         1.00%(3)          1.07%          1.14%          1.19%          1.21%          1.11%


Ratio of net investment income to               0.61%(3)          0.90%          1.18%          1.51%          1.54%          1.58%
 average net assets

Portfolio turnover rate                            1%(2)            82%            17%             5%             4%            17%



(1) On December 15, 1995, Gateway Investment Advisers, L.P. became investment adviser to the Fund.

(2) Not annualized.

(3) Annualized.


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of three no-load diversified mutual funds. The financial statements of Gateway Fund (the Fund) are included in this report. The investment objective of the Gateway Fund is to achieve a high total return at a reduced level of risk. The Fund attempts to achieve its investment objective primarily by investing in the 100 stocks in the S&P 100 Stock Index and by selling call options on that Index. The financial statements of Gateway Small Cap Index Fund and Cincinnati Fund are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies.

INVESTMENTS VALUATION -- The Fund normally values common stocks and option contracts (both purchased and written) at the average of the closing bid and asked quotations. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the board of trustees.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Capital gains and losses are calculated on an identified cost basis. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the board of trustees.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are recorded on the ex-dividend date and are declared and paid quarterly. Net realized capital gains, if any, are distributed to shareholders annually.

FEDERAL INCOME TAXES -- The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to the shareholders. Based on this policy, the Fund makes no provision for income taxes. The cost of common stock for tax purposes is $277,438,800 at June 30, 1998; gross unrealized appreciation is $100,330,594 and depreciation is $2,528,838.

Tax regulations require the Fund to assume that open option contracts are closed each year end and include the resulting calculated capital gain or loss in the determination of federal taxable income.

REPURCHASE AGREEMENTS -- The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

2.    TRANSACTIONS WITH AFFILIATES
The Fund pays the Adviser a monthly investment advisory and management fee computed at an annual rate of 0.90% of the first $50 million of the average daily net assets of the Fund, 0.70% of the next $50 million, and 0.60% of all such assets over $100 million.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions, and expenses of an extraordinary nature) exceed 1.50% of the average daily net assets, the Adviser has agreed to reduce its fee as necessary to limit the Fund's expenses to that level.

The Adviser provides shareholder, transfer, dividend disbursing, accounting, and administrative services to the Fund. The Fund compensates the Adviser for these services at a fixed rate of $4,000 per month, plus the greater of $2,500 per month or an annual rate of 0.20% of the Fund's average net assets.

Each trustee of the Trust who is not affiliated with the Adviser receives an annual retainer of $3,000, a $500 base fee plus $100 per fund for each meeting attended, and $200 per fund ($1,000 per fund for the committee chairman) for each committee meeting attended. The annual retainer and base fee are allocated among the funds based on the number of shareholders in each fund.

At June 30, 1998, the Adviser held in a fiduciary capacity 3% of the outstanding shares of the Fund.

3.   SECURITIES TRANSACTIONS
For the six months ended June 30, 1998, purchases of investment securities (excluding short-term investments) totaled $73,967,187 and proceeds from sales totaled $2,689,039.

The Fund may write (sell) call options on stock indexes for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. The liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in the market value of the hedged portfolio. Similarly, the value of purchased put options increases to offset declines and decreases to offset rises in portfolio value. For the six months ended June 30, 1998, transactions in written options were as follows:

                                      Number of Contracts       Premiums
                                      -------------------       --------

   Outstanding at December 31, 1997         5,410             $13,140,520
   Options written                         32,027              56,392,654
   Options exercised                      (30,670)            (55,577,201)
                                          -------            ------------
   Outstanding at June 30, 1998             6,767             $13,955,973
                                         ========             ===========

--------------------------------------------------------------------------------
THE GATEWAY TRUST

--------------------------------------------------------------------------------



                               Investment Adviser:
                        Gateway Investment Advisers, L.P.

                             Shareholder Servicing:
                        Gateway Investment Advisers, L.P.

                                    Auditors:
                               Arthur Andersen LLP
                                 Cincinnati, OH

                                   Custodian:
                                 Star Bank, N.A.
                                 Cincinnati, OH

                                    Trustees:
                                James M. Anderson
                               Stefen F. Brueckner
                               Kenneth A. Drucker
                                Beverly J. Fertig
                                 R. S. Harrison
                                 Walter G. Sall
                              William H. Schneebeck

         Affordability
         $1,000 Minimum Initial Investment
         $500 Minimum Initial IRA Investment
         $100 Minimum Additional Investment
         No Annual Account Charges
         No-Fee IRA Accounts

         Convenience
         Free Telephone Exchanges Between Gateway Funds
         Automatic Investment Program
         Systematic Withdrawal Program
         Telephone Redemptions

         Flexibility
         Available for numerous investment options:
         Individuals
         IRAs
         Trusts
         Pension Plans
         Gifts to Minors

LOGO

The Gateway Trust
P. O. Box 5211
Cincinnati, OH  45201-5211
(800) 354-6339



Gateway Small Cap Index Fund

LOGO

Semi-Annual Report 1998

--------------------------------------------------------------------------------
Gateway Small Cap Index Fund
Highlights at June 30, 1998
--------------------------------------------------------------------------------

                                               AVERAGE ANNUAL TOTAL RETURN
                                    --------------------------------------------------

                           Past     One     Three     Five       Ten    Since Inception   Dividends       Price
                          Quarter   Year    Years     Years     Years    on 6/16/93      Year to Date   Per Share
                          -------   ----    -----     -----     -----    ----------      ------------   ---------

GATEWAY SMALL CAP
   INDEX FUND             (6.01%)  16.44%   17.38%     12.49%    n/a        12.59%        $0.00           $14.24


Wilshire Small Cap Index  (5.71)   20.06    21.72      17.42     n/a

Russell 2000              (4.66)   16.50    18.85      16.05     13.57

U. S. Inflation (CPI)      0.76     1.65     2.23       2.45      3.28


                                                  CUMULATIVE TOTAL RETURN
                                    --------------------------------------------------

                           Past      One    Three     Five        Ten   Since Inception
                          Quarter    Year   Years     Years      Years    on 6/16/93
                          -------    ----   -----     -----      -----    ----------
GATEWAY SMALL CAP
   INDEX FUND             (6.01%)  16.44%   61.71%     80.11%     n/a       81.91%


Wilshire Small Cap Index  (5.71)   20.06    80.35     123.25      n/a

Russell 2000              (4.66)   16.50    67.88     110.49     256.97

U. S. Inflation (CPI)      0.76     1.65     6.85      12.84      38.09


Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

This report must be preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------
Gateway Small Cap Index Fund
Letter from the Chairman
--------------------------------------------------------------------------------

Dear Shareholder:

In the first half of 1998, the United States economy continued to deliver extraordinary results. As the first quarter unfolded, investors eagerly sought small capitalization companies, recognizing the leverage they have in a growing economy. As the second quarter progressed, however, small cap stocks were buffeted by high winds from Asia and by a slowing domestic economy. This combination of factors resulted in a lot of volatility during the first half accompanied by a competitive return.

Small capitalization stocks have traditionally been the first to feel the winds of economic change. These companies exploit new technologies and develop new fields. As such, they have historically provided higher overall growth than their more mature brethren. They also tend to be more leveraged and more exposed to business and financial risks. Consequently, they display greater volatility as a result of every change in the economic climate. The first six months of 1998 is illustrative of the behavior of this subset of stocks.

Your Fund continues to emphasize the stocks in the Wilshire Small Cap Index. Portfolio manager Patrick Rogers utilizes hedging techniques to alter the risk profile of this normally volatile list of stocks.
Please review Patrick's report on the opposite page.

As we move into the second half of 1998, many small capitalization stocks are attractively priced. Our representation in the group and the judicious use of hedging techniques offers the possibility of a favorable risk/reward profile in the coming months.

Cordially,



Walter G. Sall
Chairman

--------------------------------------------------------------------------------
Gateway Small Cap Index Fund
Portfolio Manager's Report
--------------------------------------------------------------------------------


For the six months ending June 30, 1998, the Gateway Small Cap Index Fund produced a total return of 5.64%. This seemingly mild performance was actually the result of a strong first quarter performance of 12.39%, and a disappointing second quarter decline of 6.01%. This compares to 17.71% for the Standard & Poor's 500 Stock Index over the past six months. The S&P 500 Stock Index is commonly recognized as the standard of performance for large capitalization stocks. Smaller capitalization stocks, as represented by the Russell 2000 Index, delivered a total return of 4.93% in the first half of 1998.

The last calendar year in which small and middle capitalization stocks outperformed the blue chips was in 1991. Even though the Asian economic turmoil has hurt the near-term earnings potential of U.S. multinational corporations, investor interest remains predominantly with large, blue chip stocks.

The Gateway Small Cap Index Fund invests in the 250 stocks represented in the Wilshire Small Cap Index. As the name suggests, the stocks in this index are the smaller, younger companies which typically are experiencing higher growth rates. The weighted average market capitali-zation for this portfolio is $1.1 billion. The Fund is broadly diversified among twenty-three industry groups. The largest industry group in the portfolio remains Finance, Insurance, and Real Estate at 17.01%. A list of the top ten holdings follows:

   ---------------------------------------------------------------
                    Gateway Small Cap Index Fund
                          Top Ten Holdings
   ---------------------------------------------------------------
                                           As A Percentage
                Stocks                       Of Net Assets
   ---------------------------------- ----------------------------
   Pixar Animation Studios                       1.14%
   Centex Corporation                            0.98%
   Vitesse Semiconductor Corp.                   0.96%
   Northeast Utilities System                    0.95%
   Excite, Inc.                                  0.93%
   HON Industries, Inc.                          0.90%
   Ross Stores, Inc.                             0.89%
   Flowers Industries, Inc.                      0.88%
   Magna Group, Inc.                             0.87%
   Reliance Group Holdings, Inc.                 0.86%
   ---------------------------------- ----------------------------

--------------------------------------------------------------------------------
Gateway Small Cap Index Fund
Portfolio Manager's Report
--------------------------------------------------------------------------------

The following table describes the performance of the different components for the Fund. As discussed in prior reports, the "Effect of Put Options" shows the effect of owning put options over a given time period. We purchase index put options for the Fund as a way to protect the portfolio should a significant decline occur in the market in a short period of time. If a decline does not occur, the cost of put options reduces the total return of the Fund. Since small capitalization stocks produced a decline in the second quarter, the put options held in the Fund produced a slight gain.

----------------------------------------------------------------------------------

                          Gateway Small Cap Index Fund
                                      1998
--------------------------------------- -------------------- ---------------------
                                           First Quarter        Second Quarter
--------------------------------------- -------------------- ---------------------

Contribution of Stocks
    Performance of Stocks                     13.09%                (5.90%)
    Dividends Earned                           0.22                  0.21
Interest Earned                                0.04                  0.04
Contributions of Options
    Effect of Put Options                     (0.57)                 0.10
Effect of Fees
    Fund Expenses                             (0.37)                (0.38)
    Brokerage Commissions                     (0.02)                (0.08)
--------------------------------------- -------------------- ---------------------
        Total Return                          12.39%                (6.01%)
--------------------------------------- -------------------- ---------------------

Our shorter-term view of the market suggests the recent market volatility will continue, possibly heighten. The portfolio continues to be hedged with index put options in the event the market does experience weakness.

On behalf of the entire staff at Gateway, we appreciate your support and we will continue to work hard to retain your trust and confidence.



J. Patrick Rogers, CFA
Portfolio Manager

--------------------------------------------------------------------------------
Gateway Small Cap Index Fund
Portfolio of Investments - June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

      Shares                                 Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------
                     AEROSPACE & EQUIPMENT  1.82%
             1,700   B/E Aerospace, Inc. *                                                  $       49,831
             2,700   Cordant Technologies Inc.
                                                                                                   124,791
             1,700   Kaman Corporation
                                                                                                    32,353
             2,700   Teleflex Incorporated                                                         102,516
                                                                                                   -------
                                                                                                   309,491
                                                                                                   -------
                     APPAREL 2.27%
             1,300   Brown Group, Inc.                                                              25,716
             1,600   Kellwood Company                                                               57,250
             2,900   Nautica Enterprises, Inc.*                                                     77,938
             1,800   The Gymboree Corporation *                                                     27,281
             3,500   The Stride Rite Corporation                                                    52,719
             4,400   WestPoint Stevens Inc. *                                                      145,475
                                                                                                   -------
                                                                                                   386,379
                                                                                                   -------

                     AUTOMOBILES & PARTS 1.36%
             1,800   Arvin Industries, Inc.                                                         65,475
             2,300   Breed Technologies, Inc.                                                       35,363
             1,800   CLARCOR                                                                        38,025
             2,100   Superior Industries International, Inc.                                        59,128
             1,200   The Standard Products Co.                                                      33,750
                                                                                                   -------
                                                                                                   231,741
                                                                                                   -------

                     BUILDING MATERIALS & CONSTRUCTION  3.46%
             4,400   Centex Corporation                                                            166,238
             2,900   Kaufman and Broad Home Corporation                                             92,075
             3,800   Lennar Corporation                                                            112,338
             3,200   Pulte Corporation                                                              95,700
             1,700   Southdown, Inc.                                                               121,816
                                                                                                   -------
                                                                                                   588,167
                                                                                                   -------

                     BUSINESS SERVICES & SUPPLIES  2.83%
             3,000   AMRESCO, Inc. *                                                                87,188
             3,600   APAC TeleServices, Inc. *                                                      21,038
             2,500   Coventry Health Care, Inc. *                                                   36,875
             2,127   Information Resources, Inc. *                                                  39,416
             3,000   Pittston Brink's Group                                                        111,281
             2,500   Rollins, Inc.                                                                  51,328
             4,100   Sotheby's Holdings, Inc.                                                       92,122
             1,500   The Profit Recovery Group International, Inc. *                                42,047
                                                                                                   -------
                                                                                                   481,295
                                                                                                   -------


                 See accompanying notes to financial statements
                                                                               5

--------------------------------------------------------------------------------
Gateway Small Cap Index Fund
Portfolio of Investments - June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

      Shares                                 Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------
                     CHEMICALS 1.76%
             2,600   AgriBio Tech, Inc.                                                    $        71,744
             5,200   Airgas, Inc. *                                                                 75,075
               700   Chemed Corporation                                                             23,844
             6,100   Ethyl Corporation                                                              37,553
             1,000   Fuller (H. B.) Company                                                         55,469
             3,300   Lawter International, Inc.                                                     35,888
                                                                                                 ---------
                                                                                                   299,573
                                                                                                 ---------
                     COMPUTER SOFTWARE & PERIPHERALS  8.06%
             3,000   American Management Systems, Incorporated *                                    89,813
               800   Arbor Software Corporation                                                     25,325
             1,500   Broderbund Software, Inc. *                                                    34,219
             2,400   Cerner Corporation *                                                           68,175
             4,000   CHS Electronics, Inc. *                                                        71,250
             4,000   Electronics for Imaging Inc. *                                                 84,250
             1,500   ENVOY Corporation *                                                            71,297
             1,700   Excite, Inc. *                                                                159,003
             1,400   Hyperion Software Corporation *                                                39,944
               900   Infoseek Corporation *                                                         32,372
             2,800   Macromedia, Inc. *                                                             52,413
             2,300   Open Market, Inc.                                                              43,269
             3,700   PSINet Inc. *                                                                  47,869
             6,500   Rational Software Corporation *                                                99,328
             3,700   S3 Incorporated *                                                              18,847
             1,900   Shared Medical Systems Corporation                                            139,472
             2,524   Structural Dynamics Research Corporation *                                     58,131
             5,900   Sybase, Inc.*                                                                  41,116
             4,100   Symantec Corporation *                                                        106,856
             3,500   System Software Associates, Inc. *                                             25,047
             1,800   Vantive Corporation *                                                          37,069
             1,700   Xircom Inc. *                                                                  26,563
                                                                                                 ---------
                                                                                                 1,371,628
                                                                                                 ---------

                     ELECTRONICS & COMPUTERS  7.63%
             3,700   Aspect Telecommunications Corporation                                        101,519
             2,600   Baldor Electric Company                                                        63,456
             5,000   Cirrus Logic, Inc. *                                                           55,781
             6,600   Cypress Semiconductor Corporation *                                            54,656
             3,400   Digital Microwave Corporation *                                                24,756
             2,900   DSP Communications, Inc. *                                                     39,966
             4,500   Glenayre Technologies Inc. *                                                   48,656

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
Gateway Small Cap Index Fund
Portfolio of Investments - June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

      Shares                                 Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------

                     ELECTRONICS & COMPUTERS  (Continued)
             1,500   Hutchinson Technology Incorporated *
                                                                                           $        41,250
             6,000   Integrated Device Technology, Inc. *
                                                                                                    42,844
             3,000   Kemet Corporation *
                                                                                                    39,469
             2,800   Lam Research Corporation*
                                                                                                    53,463
             1,700   Lattice Semiconductor Corporation *
                                                                                                    48,291
             2,300   Level One Communications, Inc. *
                                                                                                    54,122
             2,500   Novellus Systems Inc. *
                                                                                                    89,297
             1,300   Oak Industries Inc. *
                                                                                                    46,028
             7,600   Paging Network, Inc. *
                                                                                                   106,163
             3,100   Sequent Computer Systems, Inc. *
                                                                                                    37,878
             2,200   Shiva Corp. *
                                                                                                    18,356
             1,300   Smart Modular Technologies Inc. *
                                                                                                    19,134
             5,300   Vitesse Semiconductor Corp. *
                                                                                                   163,969
             3,400   VLSI Technology, Inc. *
                                                                                                    57,056
             3,100   Xylan Corporation *                                                            92,322
                                                                                                 ---------
                                                                                                 1,298,432
                                                                                                 ---------
                     ENERGY  4.95%
             2,300   Barrett Resources Corporation *
                                                                                                    86,322
             2,200   Benton Oil and Gas Co.
                                                                                                    23,306
             1,900   Forcenergy Inc. *
                                                                                                    33,784
             9,000   Harken Energy Corporation *
                                                                                                    43,875
             3,800   Marine Drilling Companies, Inc. *
                                                                                                    60,681
             2,300   ONEOK, Inc.
                                                                                                    91,569
             5,600   Parker Drilling Company *
                                                                                                    39,900
             2,700   Pogo Producing Company
                                                                                                    67,669
             3,500   Pride International, Inc. *
                                                                                                    59,063
             2,600   Quaker State Corporation
                                                                                                    42,656
             4,700   Seagull Energy Corporation *
                                                                                                    78,725
             2,000   Southwest Gas Corporation
                                                                                                    49,063
             1,210   Swift Energy Company *
                                                                                                    19,398
             2,000   Tesoro Petroleum Corporation *
                                                                                                    31,750
             1,500   Trico Marine Services, Inc.
                                                                                                    20,531
             4,700   Varco International, Inc. *                                                    93,266
                                                                                                 ---------
                                                                                                   841,558
                                                                                                 ---------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
Gateway Small Cap Index Fund
Portfolio of Investments - June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

      Shares                                 Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------

                     FINANCE, INSURANCE, & REAL ESTATE  17.01%
             3,800   20th Century Industries
                                                                                            $      109,250
             1,900   Advanta Corporation
                                                                                                    41,563
             2,200   Americredit Corp. *
                                                                                                    78,444
             2,900   Arcadia Financial Ltd. *
                                                                                                    21,750
             1,900   Astoria Financial Corporation
                                                                                                   101,769
             2,100   Bank United Corp.                                                             100,669
             7,800   Catellus Development Corporation *
                                                                                                   137,963
             3,400   City National Corporation
                                                                                                   125,269
             3,400   Credit Acceptance Corporation *
                                                                                                    29,006
             2,900   E Trade Group Inc. *
                                                                                                    66,428
             2,516   First Union Corp.
                                                                                                   146,317
             2,700   Firstplus Financial Group Inc. *
                                                                                                    97,538
             2,000   Foremost Corporation of America
                                                                                                    48,250
             4,300   Golden State Bancorp Inc. *
                                                                                                   127,925
             2,900   Imperial Credit Industries, Inc. *
                                                                                                    67,425
             1,800   John Alden Financial Corporation
                                                                                                    39,656
             1,300   Life Re Corporation
                                                                                                   107,738
             1,800   Long Island Bancorp, Inc.
                                                                                                   109,238
             2,600   Magna Group, Inc.
                                                                                                   147,389
             4,000   Mid Atlantic Medical Services, Inc. *
                                                                                                    46,125
             1,300   NAC Re Corporation
                                                                                                    69,388
               700   Nationwide Financial Services
                                                                                                    35,634
             5,800   Oxford Health Plans, Inc. *
                                                                                                    88,994
             1,400   Provident Bankshares Corporation
                                                                                                    41,344
             8,400   Reliance Group Holdings, Inc.
                                                                                                   146,738
             2,200   Riggs National Corporation
                                                                                                    64,281
             4,500   Rollins Truck Leasing Corp.
                                                                                                    56,391
             3,200   Roslyn Bancorp, Inc.
                                                                                                    71,600
             2,500   St. Paul Bancorp Inc.
                                                                                                    56,484
             1,400   The Liberty Corporation
                                                                                                    70,394
             2,100   United Companies Financial Corporation
                                                                                                    32,878
             2,100   UST Corp.
                                                                                                    55,388
             3,872   Valley National Bancorp
                                                                                                   112,409
             3,830   Washington Federal, Inc.
                                                                                                   106,043
             3,100   Westamerica Bancorp
                                                                                                    99,975
             1,300   Zenith National Insurance Corp.                                                36,684
                                                                                                 ---------
                                                                                                 2,894,337
                                                                                                 ---------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
Gateway Small Cap Index Fund
Portfolio of Investments - June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


      Shares                                 Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------

                     FOOD, BEVERAGE & TOBACCO  1.99%
             4,600   Chiquita Brands International
                                                                                           $        65,119
             2,000   Dreyer's Grand Ice Cream, Inc.
                                                                                                    40,375
             7,300   Flowers Industries, Inc.
                                                                                                   149,422
             1,400   International Multifoods Corporation
                                                                                                    38,544
             2,400   Ralcorp Holdings Inc. *                                                        45,450
                                                                                                 ---------
                                                                                                   338,910
                                                                                                 ---------
                     HEALTH  6.23%
             2,100   Acuson Corporation *
                                                                                                    38,391
             2,800   Advanced Tissue Sciences, Inc. *
                                                                                                    12,600
             2,300   Agouron Pharmaceuticals, Inc. *
                                                                                                    69,934
             1,000   ATL Ultrasound, Inc. *
                                                                                                    45,375
             2,100   Ballard Medical Products
                                                                                                    37,931
             2,100   Beckman Coulter Inc.
                                                                                                   122,063
             1,616   Block Drug Company Inc.
                                                                                                    61,156
             2,100   Cephalon, Inc. *
                                                                                                    16,538
             4,000   DENTSPLY International Inc.                                                    99,500
             1,000   Diagnostic Products Corporation
                                                                                                    28,844
             3,100   FPA Medical Management, Inc. *
                                                                                                     3,536
             2,200   Gilead Sciences, Inc. *
                                                                                                    70,538
             1,900   Haemonetics Corporation *
                                                                                                    30,519
             3,100   Integrated Health Services, Inc.
                                                                                                   116,347
             4,100   NBTY, Inc. *
                                                                                                    74,953
             5,600   Perrigo Company *
                                                                                                    56,175
             4,700   PhyCor, Inc. *
                                                                                                    77,697
             2,000   Sepracor, Inc. *
                                                                                                    82,938
             2,400   Vivus, Inc. *                                                                  14,438
                                                                                                 ---------
                                                                                                 1,059,473
                                                                                                 ---------
                     MACHINERY & RELATED PRODUCTS 2.03%
             2,900   Cincinnati Milacron Inc.
                                                                                                    70,688
             1,700   Gerber Scientific, Inc.
                                                                                                    38,622
             2,200   Kennametal Inc.
                                                                                                    91,919
             1,700   Kulicke and Soffa Industries *
                                                                                                    28,794
               600   NACCO Industries, Inc.
                                                                                                    77,550
             2,400   Silicon Valley Group, Inc. *                                                   38,250
                                                                                                 ---------
                                                                                                   345,823
                                                                                                 ---------






                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
Gateway Small Cap Index Fund
Portfolio of Investments - June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

      Shares                                 Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------
                     MINING & METALS 0.90%
             3,600   Donaldson Company, Inc.
                                                                                           $        84,600
            10,200   Echo Bay Mines
                                                                                                    22,631
             4,100   Hecla Mining Company *
                                                                                                    21,781
             1,200   Zoltek Companies, Inc. *                                                       24,113
                                                                                                   -------
                                                                                                   153,125
                                                                                                   -------
                     MISCELLANEOUS  3.03%
             1,700   Avid Technology, Inc. *
                                                                                                    57,003
             3,300   Aztar Corporation *
                                                                                                    22,584
             5,500   Callaway Golf Company
                                                                                                   108,109
             3,100   Grand Casinos, Inc. *
                                                                                                    52,120
             3,100   Kimball International, Inc.
                                                                                                    55,606
             3,000   P COM, Inc. *
                                                                                                    27,516
             8,500   PETsMART, Inc. *
                                                                                                    84,867
             4,400   Playtex Products Inc. *
                                                                                                    70,125
             2,600   Station Casinos, Inc. *                                                        38,350
                                                                                                   -------
                                                                                                   516,280
                                                                                                   -------
                     OTHER CONSUMER DURABLES 3.41%
             2,312   Albany International Corp.                                                     55,548
             1,000   Bassett Furniture Industries, Inc.                                             28,688
             3,000   GenCorp Inc.                                                                   75,750
             4,500   HON Industries, Inc.                                                          152,721
             1,300   La-Z-Boy Incorporated                                                          73,491
             3,850   Mohawk Industries, Inc. *                                                     121,997
               500   NCH Corporation                                                                32,047
             1,600   Russ Berrie and Company, Inc.                                                  39,950
                                                                                                   -------
                                                                                                   580,192
                                                                                                   -------
                     OTHER INDUSTRIAL CYCLICALS  3.76%
             2,100   ACX Technologies, Inc. *                                                       45,675
             2,900   Asarco Incorporated                                                            64,525
             1,200   Brush Wellman Inc.                                                             24,713
             2,200   Carlisle Companies Incorporated                                                94,875
             7,900   Corporate Express Inc.                                                         99,984
             3,600   Data General Corporation *                                                     53,775
               600   MAXXAM Inc. *                                                                  34,163
             3,200   OMI Corp. *                                                                    25,700
             2,700   Overseas Shipholding Group, Inc.                                               55,350
             2,050   Shorewood Packaging Corp. *                                                    32,544
             2,100   The Standard Register Company                                                  74,419
             1,200   The West Company, Incorporated                                                 34,088
                                                                                                   -------
                                                                                                   639,811
                                                                                                   -------


10
                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
Gateway Small Cap Index Fund
Portfolio of Investments - June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


      Shares                                 Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------
                     PAPER & FOREST PRODUCTS  1.83%
             1,700   Chesapeake Corporation

                                                                                           $        66,247
             3,900   Gaylord Container Corporation *
                                                                                                    29,981
             2,800   Pentair, Inc.
                                                                                                   119,088
             4,163   Wausau-Mosinee Paper Corporation                                               95,359
                                                                                            --------------
                                                                                                   310,675
                                                                                            --------------
                     PRECISION INSTRUMENTS  0.18%
             1,600   Credence Systems Corporation *                                                 30,450
                                                                                            --------------

                     RETAIL  3.08%
             7,800   Charming Shoppes, Inc. *
                                                                                                    36,928
             2,100   Eagle Hardware & Garden, Inc. *
                                                                                                    48,628
             1,300   Enesco Group Inc.
                                                                                                    39,975
             2,800   Fleming Companies, Inc.
                                                                                                    49,350
             2,300   Lands' End, Inc.
                                                                                                    72,666
             2,500   Micro Warehouse, Inc. *
                                                                                                    38,750
             3,500   Ross Stores, Inc.                                                             150,938
             4,000   Sunglass Hut International Inc.
                                                                                                    44,125
             1,700   The Dress Barn, Inc. *                                                         42,394
                                                                                            --------------
                                                                                                   523,754
                                                                                            --------------
                     SERVICES  10.48%
             3,600   Airborne Freight Corporation
                                                                                                   125,775
             1,400   Alaska Air Group, Inc. *
                                                                                                    76,388
             2,300   Applebees International Inc.
                                                                                                    51,534
             1,900   Arnold Industries, Inc.
                                                                                                    28,263
             2,200   Banta Corporation
                                                                                                    67,513
             2,900   Calgon Carbon Corporation
                                                                                                    28,819
             2,424   Chris-Craft Industries, Inc. *
                                                                                                   132,638
             7,000   Extended Stay America, Inc. *
                                                                                                    80,281
             1,200   Gibson Greetings, Inc. *
                                                                                                    30,038
             2,200   Houghton Mifflin Company
                                                                                                    69,988
             2,700   Hunt (J. B.) Transport Services, Inc.
                                                                                                    96,356
             2,200   Landrys Seafood Restaurants Inc. *
                                                                                                    39,806
             3,000   Lone Star Steakhouse & Saloon, Inc. *
                                                                                                    41,344
             1,700   Luby's Cafeterias, Inc.
                                                                                                    29,856
               320   Marina Transport Corporation *
                                                                                                     1,310
             1,000   New England Business Service, Inc.
                                                                                                    32,250
             2,100   Papa John's International, Inc. *
                                                                                                    82,884
             3,200   Pixar Animation Studios *
                                                                                                   193,200
             1,633   Pulitzer Publishing Company
                                                                                                   145,847
             1,900   Rainforest Cafe, Inc. *
                                                                                                    26,422

               See accompanying notes to financial statements                 11

--------------------------------------------------------------------------------
Gateway Small Cap Index Fund
Portfolio of Investments - June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

      Shares                                 Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------

                     SERVICES (Continued)
             2,600   Ruby Tuesday, Inc.                                                   $         40,544
             1,500   Sbarro, Inc.                                                                   40,734
             1,800   TCA Cable TV, Inc.                                                            108,225
             3,200   Wallace Computer Services, Inc.                                                75,900
             2,800   World Color Press, Inc. *                                                      97,913
             2,100   Yellow Corporation *                                                           39,113
                                                                                              ------------
                                                                                                 1,782,941
                                                                                              ------------
                     STEEL & IRON  1.12%
             4,400   AK Steel Corporation                                                           78,650
             2,200   Birmingham Steel Corporation                                                   27,294
             1,700   Carpenter Technology Corporation                                               85,425
                                                                                              ------------
                                                                                                   191,369
                                                                                              ------------

                     UTILITIES  6.40%
             3,700   Brightpoint, Inc. *                                                            53,534
             1,300   Central Hudson Gas & Electric Corporation                                      59,597
             1,000   CILCORP Inc.                                                                   48,063
             1,500   Eastern Utilities Associates                                                   39,375
             2,450   MDU Resources Group, Inc.                                                      87,205
             9,600   Northeast Utilities System *                                                  162,000
             2,367   NTL Inc. *                                                                    126,561
             1,000   Orange and Rockland Utilities, Inc.                                            53,781
             3,100   Public Service Company of New Mexico                                           70,234
             2,300   Sierra Pacific Resources                                                       83,447
             4,100   SkyTel Communications Inc. *                                                   96,082
             1,750   Southern Indiana Gas & Electric Co.                                            56,109
             2,400   UGI Corporation                                                                59,700
             2,380   UniSource Energy Corporation *                                                 37,634
             2,900   Vanguard Cellular Systems, Inc. *                                              54,738
                                                                                              ------------
                                                                                                 1,088,060
                                                                                              ------------

                     TOTAL COMMON STOCKS  95.59%                                                16,263,464
                     (cost $13,920,671)                                                       ------------




12
                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
Gateway Small Cap Index Fund
Portfolio of Investments - June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


     Contracts                                                                                       Value
-----------------------------------------------------------------------------------------------------------

        68           PUT OPTION ON RUSSELL 2000 STOCK INDEX  0.15%
                     expiring September 18, 1998 at 420                                   $        25,500
                     (cost $53,788)

                     REPURCHASE AGREEMENT 4.20%
                     5.2% repurchase agreement dated June 30, 1998 with
                     Star Bank, N.A., due July 1, 1998 (repurchase proceeds
                     $715,103) collateralized by 6.875% GNMA Pool #8359,
                     maturity January 20, 2024 with face value $760,000 and
                     market value $774,250                                                        715,000
                                                                                              -----------

                     TOTAL INVESTMENTS AND REPURCHASE AGREEMENT  99.94%                        17,003,964

                     OTHER ASSETS AND LIABILITIES, NET  0.06%                                      10,155
                                                                                              -----------

                     NET ASSETS  100.00%                                                      $17,014,119
                                                                                              ===========

                     * Denotes a non-income producing security.





               See accompanying notes to financial statements                 13

--------------------------------------------------------------------------------
Gateway Small Cap Index Fund
Statement of Assets and Liabilities - June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

ASSETS:

Common stocks, at value (original cost $13,920,671)                                            $16,263,464
Put option at value (original cost $53,788)
                                                                                                    25,500
Repurchase agreement                                                                               715,000
Dividend and interest receivable
                                                                                                     8,843
Cash
                                                                                                       214
Other assets                                                                                        11,160
                                                                                               -----------
                                                                                                17,024,181
                                                                                               -----------

LIABILITIES:
Payable for fund shares redeemed
                                                                                                       125
Other accrued expenses and liabilities                                                               9,937
                                                                                               -----------
                                                                                                    10,062
                                                                                               -----------

NET ASSETS                                                                                     $17,014,119
                                                                                               ===========

NET ASSETS CONSIST OF:
Paid-in capital applicable to 1,195,023 shares outstanding
 (unlimited number of shares authorized, no par value)
                                                                                                13,517,184
Accumulated realized gain, net
                                                                                                 1,182,430
Unrealized appreciation, net                                                                     2,314,505
                                                                                               -----------
                                                                                               $17,014,119
                                                                                               ===========


NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                                                                 $14.24
                                                                                                   ======

14
                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
Gateway Small Cap Index Fund
Statement of Operations - For the Six Months Ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividend income                                                                                $    74,562
Interest income                                                                                     13,258
                                                                                                ----------
                                                                                                    87,820
                                                                                                ----------

EXPENSES:
Investment advisory and management fees
                                                                                                    77,000
Transfer agent, accounting, and administrative fees
                                                                                                    40,904
Registration fees
                                                                                                     9,314
Reports to shareholders
                                                                                                     8,949
Custodian fees
                                                                                                     6,897
Professional fees
                                                                                                     6,729
Trustees' fees
                                                                                                     3,465
Other expenses                                                                                       2,374
                                                                                                ----------

                                                                                                   155,632

Fees waived under contract                                                                         (27,299)
                                                                                                ----------

Net operating expenses                                                                             128,333
                                                                                                ----------

NET INVESTMENT LOSS                                                                                (40,513)
                                                                                                ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS Realized gain (loss) on investments:
   Securities
                                                                                                 1,315,148
   Put options expired and closed                                                                 (144,404)
                                                                                                ----------
                                                                                                 1,170,744
                                                                                                ----------
Decrease in unrealized appreciation of investments:
   Securities
                                                                                                  (171,343)
   Put options                                                                                     (28,288)
                                                                                                ----------
                                                                                                  (199,631)
                                                                                                ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                    971,113
                                                                                                -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $  930,600
                                                                                                ==========




               See accompanying notes to financial statements                 15

--------------------------------------------------------------------------------
Gateway Small Cap Index Fund
Statements of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------

                                                                      Six Months Ended         Year Ended
                                                                       June 30, 1998        December 31, 1997
                                                                       -------------        -----------------
FROM OPERATIONS:
Net investment loss                                                   $    (40,513)           $    (24,710)
Net realized gain on investments                                         1,170,744               1,155,643
(Decrease) increase in unrealized appreciation of investments             (199,631)              1,138,250
                                                                      ------------            ------------
Net increase in net assets resulting from operations                       930,600               2,269,183
                                                                      ------------            ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gain on investments                                         --                (1,171,153)
                                                                      ------------            ------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                2,026,214               5,882,790
Net asset value of shares issued in reinvestment of
   dividends and distributions                                                --                 1,038,765
Payments for shares redeemed                                            (1,753,796)             (3,129,370)
                                                                      ------------            ------------
Net increase in net assets from fund shares transactions                   272,418               3,792,185
                                                                      ------------            ------------

NET INCREASE IN NET ASSETS                                               1,203,018               4,890,215

NET ASSETS:
Beginning of period                                                     15,811,101              10,920,886
                                                                      ------------            ------------
End of period                                                         $ 17,014,119            $ 15,811,101
                                                                      ============            ============

FUND SHARE TRANSACTIONS:
Shares sold                                                                146,377                 425,462
Shares issued in reinvestment of dividends and distributions                  --                    77,073
Less shares redeemed                                                      (124,678)               (234,446)
                                                                      ------------            ------------

NET INCREASE IN SHARES OUTSTANDING                                          21,699                 268,089
                                                                      ============            ============


16
                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
Gateway Small Cap Index Fund
Financial Highlights - Per share data for a share outstanding throughout each period (unaudited)
--------------------------------------------------------------------------------

                                       Six Months                                                               From June 16 to
                                          Ended                       Year Ended December 31,                       December 31,
                                     June 30, 1998         1997          1996          1995(3)        1994            1993
                                     -------------         ----          ----          -------        ----            ----


Net asset value, beginning of         $    13.48       $     12.06     $    11.05     $    9.63     $   10.35     $    10.00
   period                             ----------        ----------     ----------     ---------     ---------     ----------

Net investment income (loss)               (0.03)            (0.02)          0.01          0.03         (0.02)          0.04
Net gains (losses) on securities            0.79              2.51           1.87          2.07         (0.60)          0.61
                                      ----------        ----------     ----------     ---------     ---------     ----------

  Total from investment                     0.76              2.49           1.88          2.10         (0.62)          0.65
   operations                         ----------        ----------     ----------     ---------     ---------     ----------


Dividends from net
   investment income                        --                --            (0.01)        (0.07)         --            (0.04)
Distributions from capital gains            --               (1.07)         (0.86)        (0.61)        (0.10)         (0.26)
                                      ----------        ----------     ----------     ---------     ---------     ----------

  Total distributions                       --               (1.07)         (0.87)        (0.68)        (0.10)         (0.30)
                                      ----------        ----------     ----------     ---------     ---------     ----------

Net asset value, end of period        $    14.24        $    13.48     $    12.06     $   11.05     $    9.63     $    10.35
                                      ==========        ==========     ==========     =========     =========     ==========

TOTAL RETURN                                5.64%(1)         20.64%         17.04%        21.81%        (5.99%)         6.50%(1)

Net assets, end of period             $   17,014        $   15,811     $   10,921     $   9,418     $   9,657     $   13,002
(thousands)

Ratio of net expenses to average
   net assets                               1.50%(4)          1.50%          1.50%         1.68%         2.00%          1.92%(2)(4)

Ratio of net investment income
   (loss) to average net assets            (0.47%)(4)        (0.19%)         0.03%         0.09%        (0.14%)         0.98%(2)(4)

Portfolio turnover rate                       20%(1)            32%            20%           20%           39%             3%(1)


(1)  Not annualized.

(2) The ratio of net expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.08% in 1993 had the Adviser not voluntarily reimbursed expenses. Ratios are annualized in periods less than one year.

(3) On December 15, 1995, Gateway Investment Advisers, L.P. became investment adviser to the Fund.

(4)  Annualized.




               See accompanying notes to financial statements                 17

--------------------------------------------------------------------------------
Notes to Financial Statements
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of three no-load diversified mutual funds. The financial statements of Gateway Small Cap Index Fund (the Fund) are included in this report. The primary investment objective of the Fund is long-term growth of capital. The Fund attempts to achieve its investment objective primarily by investing in the 250 stocks included in the Wilshire Small Cap Index, and by purchasing put or call options on an index. The financial statements of Gateway Fund and the Cincinnati Fund are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies.

INVESTMENTS VALUATION -- The Fund normally values common stocks and option contracts at the average of the closing bid and asked quotations. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the board of trustees.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Capital gains and losses are calculated on an identified cost basis. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the board of trustees.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains are recorded on the ex-dividend date and are declared and paid to shareholders annually.

FEDERAL INCOME TAXES -- The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all taxable income to the shareholders. Based on this policy, the Fund makes no provision for income taxes. The cost of investments is the same for financial reporting and tax purposes.

At June 30, 1998, gross unrealized appreciation of common stocks totaled $3,887,267 and gross unrealized depreciation totaled $1,544,474, based on the cost of investments.

REPURCHASE AGREEMENTS -- The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATION OF CAPITAL ACCOUNTS -- During the six-month period ended June 30, 1998, the Fund reclassified $40,513 from undistributed net investment income to paid-in capital. This reclassification, which had no impact on total net assets, is due to tax regulations not permitting the carryforward of net investment losses to future periods.

--------------------------------------------------------------------------------
Notes to Financial Statements
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

2.  TRANSACTIONS WITH AFFILIATES
The Fund pays the Adviser a monthly investment advisory and management fee computed at an annual rate of 0.90% of the first $50 million of the average daily net assets of the Fund, 0.70% of the next $50 million, and 0.60% of all such assets over $100 million.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions, and expenses of an extraordinary nature) exceed 2.00% of the Fund's average daily net assets, the advisory contract requires the Adviser to waive some or all of its advisory fee as necessary to limit the Fund's expenses to the stated level. For purposes of the 1998 contract renewal, the Adviser committed to waive some or all of its advisory fee if the Fund's expense ratio exceeded 1.50%. Any waiver, however, would not exceed the aggregate advisory fee paid by the Fund for the applicable year. As a result, for the six-month period ended June 30, 1998, the Adviser waived advisory fees of $27,299.

The Adviser provides shareholder, transfer, dividend disbursing, accounting, and administrative services to the Fund. The Fund compensates the Adviser for these services at a fixed rate of $4,000 per month, plus the greater of $2,500 per month or an annual rate of 0.20% of the Fund's average net assets.

Each trustee of the Trust who is not affiliated with the Adviser receives an annual retainer of $3,000, a $500 base fee plus $100 per fund for each meeting attended, and $200 per fund ($1,000 per fund for the committee chairman) for each committee meeting attended. The annual retainer and base fee are allocated among the funds based on the number of shareholders in each fund.

At June 30, 1998, the Adviser held in a fiduciary capacity, 41% of the Fund's outstanding shares.

3.  SECURITIES TRANSACTIONS
For the six months ended June 30, 1998, purchases of investment securities (excluding short-term investments) totaled $3,270,489, and proceeds from sales totaled $3,662,662.

The Fund may buy put or call options on stock indexes. The purchase of options involves the risk of loss of all or part of the cash paid for the options. The value of purchased puts increases to offset declines and decreases to offset rises in the portfolio value. The value of purchased calls increases proportionately to the value of the underlying index.

--------------------------------------------------------------------------------
THE GATEWAY TRUST

--------------------------------------------------------------------------------



                               Investment Adviser:
                        Gateway Investment Advisers, L.P.

                             Shareholder Servicing:
                        Gateway Investment Advisers, L.P.

                                    Auditors:
                               Arthur Andersen LLP
                                 Cincinnati, OH

                                   Custodian:
                                 Star Bank, N.A.
                                 Cincinnati, OH

                                    Trustees:
                                James M. Anderson
                               Stefen F. Brueckner
                               Kenneth A. Drucker
                                Beverly J. Fertig
                                 R. S. Harrison
                                 Walter G. Sall
                              William H. Schneebeck

Affordability
$1,000 Minimum Initial Investment
$500 Minimum Initial IRA Investment
$100 Minimum Additional Investment
No Annual Account Charges
No-Fee IRA Accounts

Convenience
Free Telephone Exchanges Between Gateway Funds
Automatic Investment Program
Systematic Withdrawal Program
Telephone Redemptions

Flexibility
Available for numerous investment options:
Individuals
IRAs
Trusts
Pension Plans
Gifts to Minors

Cincinnati(R) Fund
P. O. Box 5211
Cincinnati, OH  45201-5211
(800) 354-5525



Cincinnati(R) Fund

Semi-Annual Report 1998





                               CINCINNATI FUND(R)
                           Highlights at June 30, 1998

                                                    AVERAGE ANNUAL TOTAL RETURN
                            ----------------------------------------------------------------------

                             Past     One     Three    Five      Ten    Since Inception    Price
                            Quarter   Year    Years    Years    Years     on 11/7/94     Per Share
                            -------   ----    -----    -----    -----     ----------     ---------

   CINCINNATI FUND(R)       (1.77%)  26.12%   24.49%      N/A     N/A       24.89%         $20.56


   S&P 500                   3.30    30.16    30.24     23.08   18.56

   Lehman Gov't./
     Corp. Bond              2.61    11.29     7.86      6.87    9.10

   U. S. Inflation (CPI)     0.76     1.65     2.23      2.45    3.28


                                               CUMULATIVE TOTAL RETURN
                            ---------------------------------------------------------

                             Past      One    Three     Five       Ten   Since Inception
                            Quarter    Year   Years    Years      Years    on 11/7/94
                            -------    ----   -----    -----      -----    ----------

   CINCINNATI FUND(R)        (1.77%)  26.12%   92.95%      N/A     N/A       124.78%


   S&P 500                    3.30    30.16   120.90    182.41  448.89

   Lehman Gov't./
     Corp. Bond               2.61    11.29    25.49     39.43  138.99

   U. S. Inflation (CPI)      0.76     1.65     6.85     12.84   38.09




      Performance data throughout this report represents past performance.
         The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

         This report must be preceded by or accompanied by a prospectus.

--------------------------------------------------------------------------------
1 CINCINNATI FUND

                               CINCINNATI FUND(R)
                            Letter from the Chairman


Dear Shareholder:

         The Cincinnati business community continued to increase sales and profits in the first half of 1998. This resulted in a further advance in the prices of the public companies represented in the Cincinnati Fund(R). The Fund's diversified list of companies that conduct business in the Greater Cincinnati Area is a representation of the hard work, good management, and economic value that our region is known for.

         Shareholders in the Cincinnati Fund continue to increase -- from approximately 2,500 at year-end 1997 to over 3,250 at June 30, 1998. As the Fund's shareholder base and assets continue to grow, expenses will continue to fall, a benefit to all shareholders.

         I am very pleased to announce that Patrick Rogers, portfolio manager of the Cincinnati Fund, earned the distinction as one of "The Best Fund Managers" as of June 30, 1998, in the July 20, 1998, issue of Barron's. The Fund is the only Cincinnati-based mutual fund whose portfolio manager earned this ranking.

         Again, we are pleased to be able to deliver the benefits that derive from our business community to you, our valued shareholders.

                                            Cordially,



                                            Walter G. Sall
                                            Chairman

--------------------------------------------------------------------------------
                                                              CINCINNATI FUND  2

                               CINCINNATI FUND(R)
                   Portfolio Manager's Report - June 30, 1998


         For the six months ended June 30, 1998, the Cincinnati Fund(R) delivered a total return of 8.32%. Over the trailing twelve months, the Fund's performance was 26.12%, with an annualized return since inception of 24.89%.

                                  Top Holdings

         Although minor changes may take place in the Fund's top holdings, we consistently want to maintain exposure to those corporations that have a significant presence in the Greater Cincinnati Area.

-------------------------------------------------------------------------------------
Top Ten Holdings
                                As of June 30, 1998
--------------------------------------------- ---------------------------------------
            Stocks                                As a Percentage of Net Assets
--------------------------------------------- ---------------------------------------
The Procter & Gamble Co.                                      5.46%
The Kroger Co.                                                4.85%
Cinergy Corp.                                                 4.70%
General Electric Company                                      4.47%
Federated Department Stores, Inc.                             4.39%
Cincinnati Bell Inc.                                          4.19%
Fifth Third Bancorp                                           3.88%
The E.W. Scripps Company                                      3.56%
Delta Air Lines, Inc.                                         3.53%
Comair Holdings, Inc.                                         3.50%
--------------------------------------------- ---------------------------------------

                                Industry Groups

         As you know from our earlier reports, the highest industry group weighting in the Cincinnati Fund has been the Finance sector. Our locally managed banks and insurance companies have earned the highest respect within their industries. However, we have modestly reduced the weighting of local bank stocks since the end of 1997. This is not a result of a change in our confidence in their management teams, but rather a reflection of their high market valuation. The local banks have been taking advantage of their rich stock prices by making significant acquisitions. At the end of the quarter, Star Bank announced a planned merger with Firstar, a bank holding company located in Milwaukee. We will report more on this major announcement as it develops.



--------------------------------------------------------------------------------
3 CINCINNATI FUND

                               CINCINNATI FUND(R)
                   Portfolio Manager's Report - June 30, 1998


         PIE CHART
Energy 1.16%
Technology 10.29%
Finance 20.38%
Industrial Cyclicals 8.65%
Consumer Staples 8.85%
Services 14.95%
Consumer Durables 6.06%
Retail 11.92%
Health 4.96%
Utilities 10.65%



                          As a percentage of net assets

                             Top Performing Stocks

         The Fund's best percentage performers during the first six months of 1998 are shown below.

--------------------------------------------------------------------------------
                                 Top Ten Performers
                          January 1, 1998 to June 30, 1998
--------------------------------------------- ----------------------------------
Pomeroy Computer Resources, Inc.                                47%
Cintas Corporation                                              31%
Mercantile Stores Company, Inc.                                 31%
Comair Holdings, Inc.                                           28%
Federated Department Stores, Inc.                               25%
Meridian Diagnostics, Inc.                                      23%
Omnicare, Inc.                                                  23%
Multi-Color Corporation                                         18%
The Kroger Co.                                                  17%
Fifth Third Bancorp                                             16%

--------------------------------------------------------------------------------
                                                               CINCINNATI FUND 4

                               CINCINNATI FUND(R)
                   Portfolio Manager's Report - June 30, 1998

         Since we started the Cincinnati Fund in November 1994, three names always seem to make the list of the best performers over a given time period -- Comair Holdings, Kroger Co., and Fifth Third Bancorp. The characteristics of these "hometown" companies are precisely why the Cincinnati Fund has been successful; they are well managed, they use technology effectively, and they have a motivated workforce. All three companies also have earned a great amount of respect from their peers. From a portfolio perspective, it is terrific that the three operate in different industries, thus achieving a measure of diversification.

         As always, we thank you for your support.



                                             J. Patrick Rogers, CFA
                                             Portfolio Manager





--------------------------------------------------------------------------------
5 CINCINNATI FUND

                               CINCINNATI FUND(R)
              Portfolio of Investments - June 30, 1998 (unaudited)


      Shares                                 Common Stocks                                         Value
      ------                                 -------------                                         -----
                     CONSUMER DURABLES  6.06%
       12,100        Cintas Corporation                                                   $      615,966
        9,500        Ford Motor Company
                                                                                                 559,906
        6,600        General Motors Corporation                                                  440,963
                                                                                          --------------
                                                                                               1,616,835
                                                                                          --------------

                     CONSUMER STAPLES  8.85%
       26,000        Chiquita Brands International
                                                                                                 368,063
        7,300        Heinz (H. J.) Company
                                                                                                 409,713
        2,300        Sara Lee Corporation
                                                                                                 128,656
       16,000        The Procter & Gamble Company                                              1,457,000
                                                                                          --------------
                                                                                               2,363,432
                                                                                          --------------
                     ENERGY  1.16%
        6,000        Ashland, Inc.                                                               309,563
                                                                                          --------------

                     FINANCE  20.38%
        2,500        American Annuity Group, Inc.
                                                                                                  60,547
        8,800        American Financial Group, Inc.
                                                                                                 381,700
        2,376        Banc One Corporation
                                                                                                 132,536
       15,429        Cincinnati Financial Corporation
                                                                                                 594,981
       19,000        Duke Realty Investments, Inc.
                                                                                                 445,906
       16,449        Fifth Third Bancorp
                                                                                               1,034,713
        1,694        First Financial Bancorp
                                                                                                  43,885
        2,116        Huntington Bancshares Incorporated
                                                                                                  71,018
       23,400        McDonald & Company Investments, Inc.
                                                                                                 766,350
        4,500        Ohio Casualty Corporation
                                                                                                 198,844
        1,800        PNC Bank Corp.
                                                                                                  96,863
       17,925        Provident Financial Group, Inc.
                                                                                                 818,948
       10,300        Star Banc Corporation
                                                                                                 657,913
        6,000        The Midland Company                                                         136,313
                                                                                          --------------
                                                                                               5,440,517
                                                                                          --------------

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                                              CINCINNATI FUND  6

                               CINCINNATI FUND(R)
              Portfolio of Investments - June 30, 1998 (unaudited)

      Shares                                 Common Stocks                                         Value
      ------                                 -------------                                         -----

                     HEALTH  4.96%
        5,500        Duramed Pharmaceuticals, Inc. *                                      $       30,766
        8,600        Johnson & Johnson
                                                                                                 634,250
       34,522        Meridian Diagnostics, Inc.
                                                                                                 430,446
        6,000        Omnicare, Inc.                                                              228,563
                                                                                          --------------
                                                                                               1,324,025
                                                                                          --------------
                     INDUSTRIAL CYCLICALS  8.65%
       24,000        AK Steel Corporation
                                                                                                 429,000
       14,700        Chemed Corporation
                                                                                                 500,719
       27,500        Cincinnati Milacron Inc.
                                                                                                 670,313
       21,000        LSI Industries Inc.
                                                                                                 427,875
        4,300        Multi-Color Corporation *
                                                                                                  31,041
       23,500        NS Group, Inc. *
                                                                                                 238,672
        1,500        Zaring National Corp. *                                                      13,313
                                                                                          --------------
                                                                                               2,310,933
                                                                                          --------------
                     RETAIL  11.92%
       21,800        Federated Department Stores, Inc. *
                                                                                               1,172,431
        5,500        Mercantile Stores Company, Inc.
                                                                                                 433,813
        4,000        Nine West Group Inc. *
                                                                                                 107,250
       30,200        The Kroger Co. *
                                                                                               1,293,896
        3,400        Winn-Dixie Stores, Inc.                                                     173,931
                                                                                          --------------
                                                                                               3,181,321
                                                                                          --------------
                     SERVICES  14.95%
       30,288        Comair Holdings, Inc.
                                                                                                 934,180
        7,300        Delta Air Lines, Inc.
                                                                                                 942,384
        9,390        Frisch's Restaurants, Inc.
                                                                                                 106,811
        2,400        Gannett Co., Inc.
                                                                                                 170,550
       12,800        Gibson Greetings, Inc. *
                                                                                                 320,400
        4,000        Harte-Hanks, Inc.
                                                                                                 103,375
        6,500        Jacor Communications, Inc. *
                                                                                                 383,906
        3,000        Loewen Group Inc.
                                                                                                  80,813
       17,300        The E.W. Scripps Company                                                    949,878
                                                                                          --------------
                                                                                               3,992,297
                                                                                          --------------

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
7 CINCINNATI FUND

                               CINCINNATI FUND(R)
              Portfolio of Investments - June 30, 1998 (unaudited)



      Shares                                 Common Stocks                                         Value
      ------                                 -------------                                         -----

                     TECHNOLOGY  10.29%
       13,100        General Electric Company                                             $    1,192,100
        4,000        Interlott Technologies Inc. *
                                                                                                  43,500
        5,000        LanVision Systems, Inc. *
                                                                                                  21,719
       20,000        Medplus Inc *
                                                                                                 122,500
       34,425        Pomeroy Computer Resources, Inc. *
                                                                                                 892,898
       20,600        Structural Dynamics Research Corporation *                                  474,444
                                                                                            ------------
                                                                                               2,747,161
                     UTILITIES  10.65%
        8,300        AT&T Corp.
                                                                                                 474,138
       39,000        Cincinnati Bell Inc.
                                                                                               1,117,594
       35,900        Cinergy Corp.                                                             1,253,134
                                                                                            ------------
                                                                                               2,844,866
                                                                                            ------------
                     TOTAL COMMON STOCKS 97.87%
                     (cost $19,378,315)                                                       26,130,950


                     REPURCHASE AGREEMENT 1.97%
                     5.2% repurchase agreement dated June 30, 1998
                     with Star Bank, N.A., due July 1, 1998 (repurchase
                     proceeds $526,076) collateralized by 6.875% GNMA
                     Pool #8359, maturity January 20, 2024 with face value
                     $560,000 and market value $570,500                                          526,000
                                                                                             -----------

                     TOTAL INVESTMENTS AND REPURCHASE AGREEMENT 99.84%
                                                                                              26,656,950

                     OTHER ASSETS AND LIABILITIES, NET 0.16%                                      43,798
                                                                                             -----------

                     NET ASSETS 100.00%                                                      $26,700,748
                                                                                             ===========

                     * Denotes a non-income producing security.



                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                              CINCINNATI FUND  8

                               CINCINNATI FUND(R)
        Statement of Assets and Liabilities - June 30, 1998 (unaudited)


ASSETS:
Common stocks, at value (original cost $19,378,315)                                          $26,130,950
Repurchase agreement
                                                                                                 526,000
Receivable for fund shares sold
                                                                                                  21,130
Dividend and interest receivable
                                                                                                  20,241
Cash
                                                                                                     941
Other assets                                                                                      15,000
                                                                                             -----------
                                                                                              26,714,262
                                                                                             ===========

LIABILITIES:
Payable for fund shares redeemed
                                                                                                   1,400
Other accrued expenses and liabilities                                                            12,114
                                                                                             -----------
                                                                                                  13,514
                                                                                             -----------

NET ASSETS                                                                                   $26,700,748
                                                                                             ===========

NET ASSETS CONSIST OF:
Paid-in capital applicable to 1,298,391 shares outstanding
   (unlimited number of shares authorized, no par value)                                     $19,869,477
Undistributed net investment income
                                                                                                  32,842
Accumulated realized gain, net
                                                                                                  45,794
Unrealized appreciation, net                                                                   6,752,635
                                                                                             -----------
                                                                                             $26,700,748
                                                                                             ===========


NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                                                                $20.56
                                                                                                  ======


                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
9 CINCINNATI FUND

                               CINCINNATI FUND(R)
                            Statement of Operations
               For the Six Months Ended June 30, 1998 (unaudited)

INVESTMENT INCOME:
Dividend income                                                                             $    157,398
Interest income                                                                                   32,301
                                                                                             -----------
                                                                                                 189,699
                                                                                             -----------
EXPENSES:
Investment advisory and management fees
                                                                                                  56,599
Transfer agent, accounting, and administrative fees
                                                                                                  47,307
Reports to shareholders
                                                                                                  27,759
Professional fees
                                                                                                   9,227
Trustees' fees
                                                                                                   5,561
Custodian fees
                                                                                                   4,846
Registration fees
                                                                                                   2,018
Other expenses                                                                                     4,669
                                                                                             -----------
                                                                                                 157,986
                                                                                             -----------

NET INVESTMENT INCOME                                                                             31,713
                                                                                             -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gains
                                                                                                  36,917
Increase in unrealized appreciation of investments                                             1,609,575
                                                                                             -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                1,646,492
                                                                                             -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $  1,678,205
                                                                                            ============


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                             CINCINNATI FUND  10

                               CINCINNATI FUND(R)
                 Statements of Changes in Net Assets (unaudited)

                                                                   Six Months Ended              Year Ended
                                                                     June 30, 1998           December 31, 1997
                                                                     -------------           -----------------
FROM OPERATIONS:
Net investment income                                                  $     31,713            $     65,236
Net realized gain on investments
                                                                             36,917                 729,143
Change in unrealized appreciation of investments                          1,609,575               2,718,060
                                                                       ------------            ------------
Net increase in net assets resulting from operations                      1,678,205               3,512,439
                                                                       ------------            ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                     --
                                                                                                    (64,107)
From net realized gain on investments                                          --                  (722,095)
                                                                       ------------            ------------
Decrease in net assets from dividends and distributions                        --                  (786,202)
                                                                       ------------            ------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold
                                                                          8,673,752               6,204,650
Net asset value of shares issued in reinvestment of
   dividends and distributions                                                 --                   582,605
Payments for shares redeemed                                             (1,178,475)               (970,114)
                                                                       ------------            ------------
Net increase in net assets from fund shares transactions                  7,495,277               5,817,141
                                                                       ------------            ------------

NET INCREASE IN NET ASSETS
                                                                          9,173,482               8,543,378

NET ASSETS:
Beginning of period                                                      17,527,266               8,983,888
                                                                       ------------            ------------
End of period                                                          $ 26,700,748            $ 17,527,266
                                                                       ============            ============


FUND SHARE TRANSACTIONS:
Shares sold                                                                 434,107
                                                                                                    365,881
Shares issued in reinvestment of dividends and distributions                   --
                                                                                                     30,743
Less shares redeemed                                                        (59,045)                (56,771)
                                                                       ------------            ------------

NET INCREASE IN SHARES OUTSTANDING                                          375,062                 339,853
                                                                       ============            ============




                    See accompanying notes to financial statements

--------------------------------------------------------------------------------
11 CINCINNATI FUND

                               CINCINNATI FUND(R)
                              Financial Highlights
   Per share data for a share outstanding throughout each period (unaudited)



                                          Six Months                                     For the Period From
                                             Ended          Year Ended December 31,      November 7, 1994 to
                                         June 30, 1998     1997       1996     1995(4)    December 31, 1994
                                         -------------     ----       ----    --------    -----------------

Net asset value, beginning of period        $  18.98     $ 15.40    $  13.12  $  9.91           $ 10.00
                                            --------     --------   --------  -------           -------

Net investment income                           0.03        0.07        0.02     0.04              0.03

Net gains (losses) on securities                1.55        4.39        2.60     3.46             (0.12)
                                           ---------     -------    --------  -------           --------

  Total from investment operations              1.58        4.46        2.62     3.50             (0.09)
                                           ---------     -------    --------  -------           -------

Dividends from net investment income            --         (0.07)      (0.02)   (0.07)              --

Distributions from capital gains                --         (0.81)      (0.32)   (0.22)              --
                                           ---------     -------    --------  -------           -------

   Total distributions                          --         (0.88)      (0.34)   (0.29)              --
                                           ---------     -------    --------  -------           -------

Net asset value, end of period                $20.56      $18.98      $15.40   $13.12           $  9.91
                                             =======     =======    ========  =======           =======

TOTAL RETURN                                    8.32%(2)   28.98%      19.98%   35.31%            (0.90%)(2)

Net assets, end of period (thousands)        $26,701     $17,527      $8,984   $5,877            $3,225

Ratio of net expenses to average
   net assets (1)                               1.39%(3)    1.69%       2.00%    1.98%             1.96%(3)

Ratio of net investment income to
   average net assets (1)                       0.28%(3)    0.50%       0.13%    0.46%             2.24%(3)

Portfolio turnover rate                            1%(2)      17%         10%       9%                0%(2)


   (1)  The ratio of net expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.01% in 1997,
        0.02% in 1995, and 0.04% in 1994 had the Adviser not voluntarily waived fees or reimbursed expenses.  Ratios are annualized in periods less than one year.

   (2)  Not annualized.

   (3)  Annualized.

   (4) On December 15, 1995, Gateway Investment Advisers, L.P. became investment adviser to the Fund.




                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                             CINCINNATI FUND  12

                               CINCINNATI FUND(R)
           Notes to Financial Statements - June 30, 1998 (unaudited)



  1.  SIGNIFICANT ACCOUNTING POLICIES
  The Gateway Trust (the Trust) is a family of three no-load diversified mutual funds. The financial statements of the Cincinnati Fund (the Fund) are included in this report. The investment objective of the Cincinnati Fund is to achieve capital appreciation through investment in the common stock of companies with an important presence in the Greater Cincinnati Area. The financial statements of Gateway Fund and Gateway Small Cap Index Fund are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

  The following is a summary of the Fund's significant accounting policies.

  INVESTMENTS VALUATION -- The Fund normally values common stocks at the average of the closing bid and asked quotations. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the board of trustees.

  INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Investment transactions are re-corded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Capital gains and losses are calculated on an identified cost basis. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the board of trustees.

  DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains are recorded on the ex-dividend date and are declared and paid to shareholders annually.

  FEDERAL INCOME TAXES -- The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes. The cost of investments is the same for financial reporting and tax purposes.

  At June 30, 1998, gross unrealized appreciation of common stocks totaled $7,081,514 and gross unrealized depreciation totaled $328,879, based on the cost of investments.

  REPURCHASE AGREEMENTS -- The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).



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13 CINCINNATI FUND

                               CINCINNATI FUND(R)
           Notes to Financial Statements - June 30, 1998 (unaudited)




  ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  2.  TRANSACTIONS WITH AFFILIATES
  The Fund pays the Adviser a monthly investment advisory and management fee computed at an annual rate of 0.50% of its average daily net assets.

  If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions, and expenses of an extraordinary nature) exceed 2.00% of average daily net assets, the advisory contract requires the Adviser to reduce its fee as necessary to limit the Fund's expenses to this level.

  The Adviser provides shareholder, transfer, dividend disbursing, accounting, and administrative services to the Fund. The Fund compensates the Adviser for these services at a fixed rate of $4,000 per month, plus the greater of $2,500 per month or an annual rate of 0.20% of the Fund's average net assets.

  Each trustee of the Trust who is not affiliated with the Adviser receives an annual retainer of $3,000, a $500 base fee plus $100 per fund for each meeting attended, and $200 per fund ($1,000 for the committee chairman) for each committee meeting attended. The annual retainer and base fee are allocated among the funds based on the number of shareholders in each fund.

  At June 30, 1998, the Adviser held in a fiduciary capacity 6% of the outstanding shares of the Fund.

  3.  SECURITIES TRANSACTIONS
  For the six months ended June 30, 1998, purchases of investment securities (excluding short-term investments) totaled $7,456,326, and proceeds from sales totaled $232,787.



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CINCINNATI FUND  14

Morningstar Awards

(4 LARGE STARS UNDER THIS HEADING)
Morningstar Rating. Overall rating among 2,545 domestic equity funds as of 6/30/98.

To

Cincinnati Fund(R)

Morningstar proprietary ratings reflect historical risk-adjusted performance as of June 30, 1998. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three-, five,- and ten-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The top 10% of the funds in a category receive five stars and the next 22.5% receive four stars. The Cincinnati Fund received four stars for the three-year period ended June 30, 1998 and was rated among 2,545 funds.